Leases	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Leases
Note 7—Leases
The following sections summarize the disclosures of the Company’s lease arrangements for the nine months ended September 30, 2019. Additional information on the exposure from the Company’s lease arrangements is included in Note 2 and 3.
Right-of-use
 Assets
As of September 30, 2019, the total balance of property, plant and equipment of €43.3 million includes right-of-use-assets
 of €35.9 million. For the nine months ended September 30, 2019, additions to right-of-use
 assets were €20.2 million and related to office- and laboratory facilities.
For the nine months ended September 30, 2019, depreciation of right-of-use
 assets amounts to €3.7 million, recognized as research and development costs, and general and administrative expenses, by €2.8 million and €0.9 million, respectively.
Lease Liabilities and Payments
In the unaudited condensed consolidated interim statement of financial position as of September 30, 2019, the carrying amount of lease liabilities of €36.9 million is presented as non-current
 and current liabilities by €31.5 million and €5.4 million, respectively.
The table below summarizes the maturity profile of the Company’s lease liabilities based on contractual undiscounted payments:

	Carrying amount	<1 year	1-5 years	>5 years	Total contractual cash flows
	(EUR’000)
September 30, 2019
Lease liabilities	36,927	5,524	19,819	18,185	43,528

For the nine months ended September 30, 2019, interest on lease liabilities amounts to €0.7 million, which is recognized as finance expenses.
Payments relating to short-term leases and leases of low value assets are recognized either as research and development costs or general and administrative expenses, respectively, on a straight-line basis according to their lease term. Additionally, lease payments classified as variable, that do not depend on an index or a rate, are expensed as incurred.
As of September 30, 2019, the Company’s commitments for short-term leases, and leases of low-value
 assets, are deemed immaterial for the unaudited condensed consolidated interim financial statements.